Investments in Joint Ventures and Associates	12 Months Ended
Dec. 31, 2018
Investments Schedule [Abstract]
Investments in Joint Ventures and Associates

NOTE 14. INVESTMENTS IN JOINT VENTURES AND ASSOCIATES

The investments in joint ventures and associates as of December 31, 2018 and 2017, were as follows:

	Percentage	December 31,
	of investment	2018	2017
Deer Park Refining Limited	49.99%	Ps. 14,731,030	Ps. 14,405,542
Sierrita Gas Pipeline LLC	35.00%	1,068,995	1,084,169
Frontera Brownsville, LLC.	50.00%	472,898	471,085
Texas Frontera, LLC.	50.00%	228,564	239,782
CH 4 Energía, S. A.	50.00%	155,878	315,713
Administración Portuaria Integral de Dos Bocas, S. A. de C.V.	40.00%	118,478	64,328
PMV Minera, S. A. de C. V. (iii)	44.09%	—	45,133
Ductos el Peninsular, S. A. P. I. de C. V.	30.00%	17,244	18,336
Other-net	Various	48,458	63,276

		Ps. 16,841,545	Ps. 16,707,364

Profit (loss) sharing in joint ventures and associates:

	2018		2017		2016
Deer Park Refining Limited	Ps.	872,885	Ps.	920,409	Ps.	1,437,850
Sierrita Gas Pipeline LLC		124,209		129,401		105,825
Frontera Brownsville, LLC.		59,973		66,798		57,769
Texas Frontera, LLC.		55,316		51,412		50,710
CH4 Energía S.A. de C.V.		15,395		125,132		—
Administración Portuaria Integral de Dos Bocas, S.A. de C.V.		54,149		(75,195)		—
PMV Minera, S.A. de C.V. (iii)		6,863		6,253		—
Ductos el Peninsular, S. A. P. I. de C. V.		(1,092)		74		—
Petroquímica Mexicana de Vinilo, S. A. de C. V. (iii)		352,816		(1,223,640)		(190,468)
Ductos y Energéticos del Norte, S.A. de C.V.(i)		—		360,092		—
Gasoductos de Chihuahua, S. de R. L. de C. V. (ii)		—		—		638,126
Other, net		(13,502)		(296)		45,800

Profit sharing in joint ventures and associates, net	Ps.	1,527,012	Ps.	360,440	Ps.	2,135,845

i.

On November 16, 2017, PEMEX sold its 50% interest in Ductos y Energéticos del Norte, S. de R.L. de C. V., to Infraestructura Energética Nova, S.A.B. of C.V. for a total of U.S. $ 3,141,710, yielding a gain of Ps. 3,139,103.

ii.

On September 28, 2016, PEMEX completed the divestiture of its 50% ownership interest in the Gasoductos de Chihuahua S. de R.L. de C.V. joint venture with Infraestructura Energética Nova, S.A.B. de C.V. The stock was sold for Ps. 22,684,736, yielding a gain of Ps. 15,211,039.

iii.

On November 30, 2018, PEMEX received the payment for the sale of its total 44.09% interest in Petroquímica Mexicana de Vinilo, S.A. de C.V. and 44.09% interest in PMV Minera, S.A. de C.V. which were recorded as investments in joint ventures and associates. The sale price was Ps. 3,198,597 and Ps. 53,701, respectively, for a gain of Ps. 689,268 and Ps. 1,646, respectively.

The following tables show condensed financial information of major investments recognized under the equity method during 2018 and 2017:

	Condensed statements of financial position
	Deer Park Refining Limited				Sierrita Gas Pipeline, LLC
	2018		2017		2018		2017
Total assets	Ps.	41,119,684	Ps.	41,075,547	Ps.	3,140,289	Ps.	3,518,036

Total liabilities	Ps.	11,654,678	Ps.	12,261,581	Ps.	86,014	Ps.	420,410
Total equity		29,465,006		28,813,966		3,054,275		3,097,626

Total liabilities and equity	Ps.	41,119,684	Ps.	41,075,547	Ps.	3,140,289	Ps.	3,518,036

	Condensed statements of comprehensive income
	Deer Park Refining Limited						Sierrita Gas Pipeline, LLC
	December 31,						December 31,
	2018		2017		2016		2018		2017		2016
Sales and other income	Ps.	17,519,219	Ps.	16,427,064	Ps.	16,750,155	Ps.	615,150	Ps.	840,414	Ps.	717,351
Costs and expenses		15,773,274		14,586,061		13,874,172		260,272		470,697		414,994

Net result	Ps.	1,745,945	Ps.	1,841,003	Ps.	2,875,983	Ps.	354,878	Ps.	369,717	Ps.	302,357

Additional information about the significant investments in joint ventures and associates is presented below:

•

Deer Park Refining Limited. On March 31, 1993, PMI NASA acquired 49.99% of the Deer Park Refinery. In its capacity as general partner of Deer Park Refining Limited Partnership, Shell is responsible for the operation and management of the refinery, the purpose of which is to provide oil refinery services to PMI NASA and Shell for a processing fee. Shell is responsible for determining the crude oil and production materials requirements and both partners are required to contribute in equal amounts. Deer Park returns to PMI NASA and Shell products in the same amounts. Shell is responsible for purchasing the total amount of finished products in stock at market prices. This joint venture is recorded under the equity method.

•

Petroquímica Mexicana de Vinilo, S.A. de C.V. On September 13, 2013, Pemex-Petrochemicals (now Pemex Industrial Transformation), through its subsidiary PPQ Cadena Productiva, S.L. and Mexichem founded Petroquímica Mexicana de Vinilo, S.A. de C.V. (“Mexicana de Vinilo”). The principal activity of Mexicana de Vinilo is the production and sale of chemicals. Mexicana de Vinilo’s main products are chlorine, caustic soda, ethylene and monomers of vinyl chloride. Mexichem has been responsible for operational and financial decisions for Mexicana de Vinilo. In November 2018, PEMEX sold its total ownership interest in this company.

•

Sierrita Gas Pipeline LLC. This company was created on June 24, 2013. Its main activity is the developing of projects related to the transportation infrastructure of gas in the United States. This investment is recorded under the equity method.

•

Frontera Brownsville, LLC. Effective April 1, 2011, PMI SUS entered into a joint venture with TransMontaigne Operating Company L.P (TransMontaigne) to create Frontera Brownsville, LLC. Frontera Brownsville, LLC was incorporated in Delaware, United States, and has the corporate power to own and operate certain facilities for the storage and treatment of clean petroleum products. This investment is recorded under the equity method.

•

Texas Frontera, LLC. This company was constituted on July 27, 2010, and its principal activity is the lease of tanks for the storage of refined product. PMI SUS, which owns 50% interest in Texas Frontera, entered into a joint venture with Magellan OLP, L.P. (Magellan), and together they are entitled to the results in proportion of their respective investment. The company has seven tanks with a capacity of 120,000 barrels per tank. This joint venture is recorded under the equity method.

•

CH4 Energía, S.A. This company was constituted on December 21, 2000. CH4 Energía engages in the purchase and sale of natural gas and in activities related to the trading of natural gas, such as transport and distribution in Valle de Toluca, México. This joint venture is recorded under the equity method.

•

Administración Portuaria Integral de Dos Bocas, S.A. de C.V. This company was constituted on August 12, 1999. Its primary activity is adminitrating the Dos Bocas port, which is in Mexico’s public domain, promoting the port’s infrastructure and providing related port services. This investment is recorded under the equity method.

•

PMV Minera, S.A. de C.V. This company was constituted on October 1, 2014 and the principal activity is the extraction and sale of salmuera (mixture of salt and water). This investment is recorded under the equity method. In November 2018, PEMEX sold its total ownership interest in PMV Minera, S.A. de C.V.

•

Ductos el Peninsular S.A.P.I. de C.V. This company was created on September 22, 2014. Its primary activity is the construction and operation of an integral transportation system and storage of petroleum products in the Peninsula of Yucatán.